Subordinated debt (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subordinated debt
Balance		R$ 50,179,401	R$ 52,611,064	R$ 50,282,936
In Brazil
Subordinated debt
Balance		38,541,679	41,155,877
In Brazil | Maturity: 2019 | Original term in years: 6 | Financial bills:
Subordinated debt
Balance		36,139	33,402
In Brazil | Maturity: 2019 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		3,436,734	3,423,463
In Brazil | Maturity: 2019 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		28,184	25,212
In Brazil | Maturity: 2017 | Original term in years: 6 | Financial bills:
Subordinated debt
Balance	[1]	0	11,075,463
In Brazil | Maturity: 2017 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance	[1]	0	95,872
In Brazil | Maturity: 2018 | Original term in years: 6 | Financial bills:
Subordinated debt
Balance		10,130,108	9,875,551
In Brazil | Maturity: 2018 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		316,757	293,357
In Brazil | Maturity: 2018 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		119,417	112,038
In Brazil | Maturity: 2020 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		2,801	2,612
In Brazil | Maturity: 2020 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		54,383	49,498
In Brazil | Maturity: 2022 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		99,338	91,314
In Brazil | Maturity: 2022 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		5,597,559	5,050,633
In Brazil | Maturity: 2023 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		1,070,085	1,011,423
In Brazil | Maturity: 2023 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		1,699,872	1,522,243
In Brazil | Maturity: 2023 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		2,265,488	2,015,625
In Brazil | Maturity: 2024 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance	[2]	73,861	0
In Brazil | Maturity: 2024 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		159,205	143,415
In Brazil | Maturity: 2024 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance		6,611	5,806
In Brazil | Maturity: 2021 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		40,429	37,191
In Brazil | Maturity: 2021 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		2,027	1,896
In Brazil | Maturity: 2021 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance		13,125	11,813
In Brazil | Maturity: 2025 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		392,376	342,886
In Brazil | Maturity: 2025 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance	[2]	6,624,611	0
In Brazil | Maturity: 2025 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance		457,679	417,641
In Brazil | Maturity: 2026 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		438,776	392,886
In Brazil | Maturity: 2026 | Original term in years: 11 | Financial bills:
Subordinated debt
Balance		4,271	4,001
In Brazil | Maturity: 2027 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		273,498	0
In Brazil | Maturity: 2027 | Original term in years: 11 | Financial bills:
Subordinated debt
Balance		53,996	48,566
In Brazil | Maturity: 2028 | Original term in years: 11 | Financial bills:
Subordinated debt
Balance		77,079	0
In Brazil | Maturity: Perpetual | Financial bills:
Subordinated debt
Balance		5,004,967	5,015,870
In Brazil | Subordinated CDB: | Maturity: 2019 | Original term in years: 10
Subordinated debt
Balance		62,303	56,200
Overseas:
Subordinated debt
Balance		11,637,722	11,455,187
Overseas: | Maturity: 2019 | Original term in years: 10
Subordinated debt
Balance		2,520,963	2,482,631
Overseas: | Maturity: 2022 | Original term in years: 10
Subordinated debt
Balance		3,697,115	5,333,373
Overseas: | Maturity: 2021 | Original term in years: 11
Subordinated debt
Balance		R$ 5,419,644	3,639,183
Nominal amount | In Brazil | Maturity: 2019 | Original term in years: 6 | Financial bills:
Subordinated debt
Balance			21,858
Nominal amount | In Brazil | Maturity: 2019 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance			3,172,835
Nominal amount | In Brazil | Maturity: 2019 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance			12,735
Nominal amount | In Brazil | Maturity: 2017 | Original term in years: 6 | Financial bills:
Subordinated debt
Balance	[1]		8,630,999
Nominal amount | In Brazil | Maturity: 2017 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance	[1]		40,100
Nominal amount | In Brazil | Maturity: 2018 | Original term in years: 6 | Financial bills:
Subordinated debt
Balance			8,262,799
Nominal amount | In Brazil | Maturity: 2018 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance			141,050
Nominal amount | In Brazil | Maturity: 2018 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance			50,000
Nominal amount | In Brazil | Maturity: 2020 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance			1,700
Nominal amount | In Brazil | Maturity: 2020 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance			28,556
Nominal amount | In Brazil | Maturity: 2022 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance			54,143
Nominal amount | In Brazil | Maturity: 2022 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance			4,305,011
Nominal amount | In Brazil | Maturity: 2023 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance			688,064
Nominal amount | In Brazil | Maturity: 2023 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance			1,359,452
Nominal amount | In Brazil | Maturity: 2023 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance			1,706,846
Nominal amount | In Brazil | Maturity: 2024 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance	[2]		67,450
Nominal amount | In Brazil | Maturity: 2024 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance			136,695
Nominal amount | In Brazil | Maturity: 2024 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance			4,924
Nominal amount | In Brazil | Maturity: 2021 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance			19,200
Nominal amount | In Brazil | Maturity: 2021 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance			1,236
Nominal amount | In Brazil | Maturity: 2021 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance			7,000
Nominal amount | In Brazil | Maturity: 2025 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance			284,137
Nominal amount | In Brazil | Maturity: 2025 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance	[2]		6,193,653
Nominal amount | In Brazil | Maturity: 2025 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance			400,944
Nominal amount | In Brazil | Maturity: 2026 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance			361,196
Nominal amount | In Brazil | Maturity: 2026 | Original term in years: 11 | Financial bills:
Subordinated debt
Balance			3,400
Nominal amount | In Brazil | Maturity: 2027 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance			258,743
Nominal amount | In Brazil | Maturity: 2027 | Original term in years: 11 | Financial bills:
Subordinated debt
Balance			47,046
Nominal amount | In Brazil | Maturity: 2028 | Original term in years: 11 | Financial bills:
Subordinated debt
Balance			74,764
Nominal amount | In Brazil | Maturity: Perpetual | Financial bills:
Subordinated debt
Balance			5,000,000
Nominal amount | In Brazil | Subordinated CDB: | Maturity: 2019 | Original term in years: 10
Subordinated debt
Balance			20,000
Nominal amount | Overseas: | Maturity: 2019 | Original term in years: 10
Subordinated debt
Balance			1,333,575
Nominal amount | Overseas: | Maturity: 2022 | Original term in years: 10
Subordinated debt
Balance			1,886,720
Nominal amount | Overseas: | Maturity: 2021 | Original term in years: 11
Subordinated debt
Balance			R$ 2,766,650

[1]	Subordinated debt transactions that matured in 2017; and
[2]	New issuances of financial bills in 2017, referring to subordinated debt.